TAXATION - Tax assessments (Details) Rp in Thousands, $ in Millions																1 Months Ended					2 Months Ended	12 Months Ended
	Nov. 30, 2022 IDR (Rp)	Oct. 14, 2022 IDR (Rp)	Apr. 08, 2022 IDR (Rp)	Dec. 16, 2020 IDR (Rp)	Sep. 09, 2020 IDR (Rp)	Aug. 27, 2020 IDR (Rp)	Jul. 22, 2020 IDR (Rp)	Feb. 20, 2020 IDR (Rp)	Aug. 28, 2019 IDR (Rp)	Aug. 01, 2019 IDR (Rp)	Jun. 27, 2019 IDR (Rp)	May 31, 2019 IDR (Rp)	Jul. 18, 2018 IDR (Rp)	Jul. 24, 2017 IDR (Rp)	Apr. 25, 2017 IDR (Rp)	Aug. 31, 2022 IDR (Rp)	May 31, 2022 IDR (Rp)	Apr. 30, 2022 IDR (Rp)	May 23, 2018 IDR (Rp)	May 22, 2018 IDR (Rp)	May 31, 2022 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 13, 2022 IDR (Rp)	Sep. 24, 2019 IDR (Rp)	Aug. 23, 2019 IDR (Rp)	Aug. 20, 2019 IDR (Rp)
TAXATION
Current income tax liabilities																						Rp 2,807,000,000		Rp 1,609,000,000		$ 180
Income tax benefit (expense)																						8,710,000,000	$ 559	9,640,000,000	Rp 9,257,000,000
Current																						9,259,000,000	$ 595	9,556,000,000	9,798,000,000
The company
TAXATION
VAT																						244,000,000		505,000,000
Corporate income tax																						2,098,000,000		2,202,000,000	1,927,000,000
Current																						2,134,000,000		2,236,000,000	1,976,000,000
The company | 2018 SKPLB of VAT
TAXATION
Underpayment of tax				Rp 240,500,000
Underpayment of penalty				59,500,000
The company | 2018 SKPLB of VAT WAPU
TAXATION
Underpayment of tax				15,170,000
Underpayment of penalty				4,600,000
Refund of corporate income taxes			Rp (270,400,000)
The company | 2018 STP of VAT WAPU
TAXATION
Underpayment of tax				1,200,000
The company | VAT Credit 2018
TAXATION
Underpayment of tax				4,800,000
The company | SKPKB And STP Fiscal Year 2019
TAXATION
Overpayment of tax	Rp 6,300,000
Overpayment of Tax, Fine	3,100,000
The company | Domestic SKPKB of VAT 2019
TAXATION
Overpayment of tax	Rp 60,800,000
The company | VAT on taxable services from foreign countries
TAXATION
Sought value																				Rp 54,600,000
Loss Contingency, Self Assessed Offshore Value Added Tax																			Rp 793,000
The company | Withholding tax Article 21
TAXATION
Corporate income tax				1,900,000
Underpayment of tax				1,900,000
Penalty charged to profit or loss				573,900
The company | Withholding tax Article 23
TAXATION
Corporate income tax				4,000
Underpayment of tax				4,000
Penalty charged to profit or loss				1,200
The company | Corporate income tax 2015
TAXATION
Overpayment of tax															Rp 147,000,000
Amount accepted																						17,000,000
Transfer of temporary differences related to provision for incentives to fixed wireless subscribers migration from fiscal year 2015 to fiscal year 2016.																						42,000,000
Sought value														Rp 210,500,000
The company | VAT 2015
TAXATION
Underpayment of tax															13,000,000							26,000,000
Underpayment of penalty															4,100,000
Overpayment of tax					Rp 90,900,000
Tax collection amount													Rp 76,000,000		34,000,000
The company | VAT 2015 on tax collected
TAXATION
Underpayment of tax															6,000,000
Underpayment of penalty															1,500,000
Tax collection amount															7,000,000
The company | VAT 2015 on taxable services from foreign countries
TAXATION
Underpayment of tax															55,300,000
Underpayment of penalty															16,800,000
Tax collection amount															Rp 8,000,000
Sought value														Rp 55,300,000
The company | Corporate income tax 2018
TAXATION
Income tax corrections				1,100,000
Corporate income tax				101,500,000
Underpayment of tax				Rp 85,300,000
Subsidiaries
TAXATION
VAT																						493,000,000		745,000,000
Corporate income tax																						7,125,000,000		7,318,000,000	7,819,000,000
Current																						7,125,000,000		Rp 7,320,000,000	Rp 7,822,000,000
Telkomsel | 2018 SKPLB of VAT
TAXATION
Penalty on damages accepted								Rp 48,600,000
Telkomsel | SKPKB And STP Fiscal Year 2014
TAXATION
Claim for tax refund																														Rp 99,100,000
Refund tax received						Rp 27,200,000
Payment of taxes											Rp 16,500,000
Amount Of objection filed							Rp 106,800,000																						Rp 134,100,000
Amount accepted							Rp 27,200,000					Rp 150,600,000
Penalty on damages accepted												Rp 54,600,000
Telkomsel | SKPKB And STP Fiscal Year 2015
TAXATION
Tax charged to profit or loss									Rp 34,600,000
Amount Of objection filed																												Rp 350,200,000
Amount accepted										Rp 384,800,000
Penalty on damages accepted										Rp 54,600,000
Telkomsel | Tax Contingent Liability For CIT Tax Assessment
TAXATION
Amount accepted		Rp 164,790
Income Tax Assessment Amount Paid								57,030,000
Income Tax Assessment Overpayment Amount Netted Off								40,050,000
Telkomsel | Tax Contingent Liability for Value Added Tax 2018 Tax Assessment
TAXATION
Overpayment of tax								40,000,000
Telkomsel | Withholding tax Article 26
TAXATION
Overpayment of tax								Rp 159,800,000
Telkomsel | Tax Contingent Liability for Corporate Income Tax, Value Added Tax and Withholding Tax
TAXATION
Amount Of objection filed																											Rp 119,540,000
Telkomsel | VAT 2015
TAXATION
Amount accepted																					Rp 52,900,000
Loss Contingencies, Judicial Reviews Filed, Amount																Rp 23,700,000
Amount of Objection Filed, Rejected Portion																						3,000,000
Telkomsel | VAT 2014
TAXATION
Amount accepted																Rp 8,000,000	Rp 52,300,000	Rp 13,700,000
Amount of Objection Filed, Rejected Portion																						Rp 3,600,000